SHORT-TERM INVESTMENTS	6 Months Ended
Mar. 31, 2026
Short-term Investments
SHORT-TERM INVESTMENTS

NOTE 3 – SHORT-TERM INVESTMENTS

Short-term investments consisted of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Trading securities	$13,064,956	$14,446,867
Held-to-maturity securities	3,833,259	4,233,204
Total short-term investments	$16,898,215	$18,680,071

As of March 31, 2026, the Company held investments in three common stocks of $1,978,219 that were publicly traded on the Hong Kong Stock Exchange and five bank wealth management products of $14,919,996. As of September 30, 2025, the Company held investments in three common stocks of $3,098,972 that were publicly traded on the Hong Kong Stock Exchange and three bank wealth management products of $15,581,099.

Net investment (loss) gain for the six months ended March 31, 2026 and 2025 consists of the following:

	2026	2025
	(Unaudited)	(Unaudited)
Gain from redemption of wealth management products investments	$57,574	$119,262
Unrealized gain from wealth management products investments	65,810
Unrealized (loss) gain from common stocks	(1,187,556)	706,891
Net investment (loss) gain	$(1,064,172)	$826,153